PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Weighted-Average Assumptions Used to Determine Benefit Obligations) (Details)	Dec. 31, 2015	Dec. 31, 2014
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.00%	3.75%
Rate of future compensation increases
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.25%	4.00%
Rate of future compensation increases